Retirement Benefit Obligation - Disclosure of Unfunded Obligations (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	R 186
Balance at end of year	201	R 186
Current employees
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	62
Balance at end of year	54	62
Retired employees
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	124
Balance at end of year	147	124
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	186	179
Contributions paid	(12)	(10)
Other expenses included in staff costs/current service cost	3	2
Finance costs	17	18
Net actuarial (gain)/loss recognised during the year	7	(13)
Moab Khotsong acquisition (refer to note 12)	0	10
Balance at end of year	R 201	R 186